CAPITAL DISCLOSURES (Details Textual)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	2.3	2.8
Top of range [member]
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.5